ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
ACCOUNTS RECEIVABLE [Text Block]	11. ACCCOUNTS RECEIVABLE
	As at December 31,
	2024	2023
Trade and settlement receivables	5,397	11,039
Insurance proceeds receivable	16	4,057
Other receivables	230	1,418
Accounts receivable	5,643	16,514